SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION

Note 18-SHARE-BASED COMPENSATION

The Company's shareholders approved two share incentive plans in 2004 and 2010, respectively. Under the 2004 plan, the Company may issue option awards to its directors, employees and other eligible persons. The exercise price, vesting and other conditions of individual awards are determined by the board of directors of the Company and its executive chairwoman within the scope authorized by the board. The Company suspended implementing the 2004 plan on November 15, 2010, the date of effectiveness of the 2010 plan. On November 12, 2012, the Company's shareholders approved and ratified the resumption of implementing the 2004 plan, only to the extent that the Class A common shares underlying the awards forfeited after November 15, 2010 shall revive and be available for issuance pursuant to future awards under the 2004 plan, and with amendments made to the 2004 plan. Under the 2010 plan, the Company may issue restricted share units, restricted shares and options awards to the directors, employees and other eligible persons. Typically the awards are subject to a 3 to 4 year service vesting condition and expire 7 to 10 years after the grant date.

The following table summarizes the share option activity under the 2004 and 2010 Plans for the year ended December 31, 2013:

	Number of shares	Weighted Average Per Share Exercise Price (US$)	Weighted- Average Grant-Date Fair Value Per Share (US$)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (US$)
Outstanding, January 1, 2013	19,492,430	0.47	0.25	-	-
Granted	3,903,500	1.53	1.03	-	-
Exercised	(1,507,470)	0.60	0.33	-	-
Expired	(670,985)	0.83	0.38	-	-
Forfeited	(482,240)	0.91	0.69	-	-
Outstanding, December 31, 2013	20,735,235	0.64	0.37	3.38	26,305
Vested and expected to vest at December 31, 2013	18,760,685	0.57	0.32	3.09	25,166
Exercisable at December 31, 2013	15,301,260	0.40	0.19	2.35	23,108

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company's common shares as of December 31, 2013 and the exercise prices of the equity awards.

On December 8, 2011, the exercise price of certain share options was adjusted downwards from US$1.2 and US$2.36 to US$0.93 per share. The total incremental share-based compensation expense resulting from the modification was RMB2,030 (US$322), with RMB535 (US$85) recognized as additional share-based compensation expense in 2011 and RMB1,495 (US$237) to be recognized over the remaining vesting period.

As of December 31, 2013, there was RMB20,247 (US$3,345) of unrecognized share-based compensation costs related to equity awards that is expected to be recognized over a weighted-average vesting period of 2.92 years. To the extent the actual forfeiture rate is different from the Company's estimate, actual share-based compensation costs related to these awards may be different from the expectation.

The fair value of each option award was estimated using the binomial option pricing model by the Company, with the assistance from an independent third-party appraiser. The Company is ultimately responsible for the determination of all amounts related to share-based compensation recorded in the consolidated financial statements. The volatility assumption was calculated based on the price of the underlying common shares over the expected term of the option and the price volatility of the shares of comparable companies. The risk-free rate was based on the market yield of U.S. Treasury Bills with maturity terms equal to the expected term of the option awards. The sub optimal early exercise factor was estimated based on the vesting and contractual terms of the awards and management's expectation of exercise behavior of the grantees. Forfeitures were estimated based on historical experience.

The following table presents the assumptions used to estimate the fair values of the share options granted/modified in the years presented:

	2011	2012	2013
Expected volatility range	68.3-68.6%	70.34%	73.73%-74.20%
Risk-free interest rate	2.2%-3.2%	1.1%	2.0%-2.25%
Dividend yield	0%	0%	0%
Sub optimal early exercise factor	1.5	1.5-2.5	1.5-2.5

The aggregate intrinsic value of the equity awards exercised for the three years ended December 31, 2011, 2012 and 2013, was RMB2,125, RMB311and RMB1,971 (US$326), respectively. The total fair value of the equity awards vested during the year ended December 31, 2011, 2012 and 2013 was RMB11,220, RMB14,115, and RMB12,711 (US$2,100), respectively.

The weighted-average grant-date fair value of options granted during the years 2011, 2012, and 2013 was US$1.15, US$0.40 and US$1.03, respectively.

Total share-based compensation expenses relating to options granted to employees and directors for the years ended December 31, 2011, 2012 and 2013 are included in:

	2011	2012	2013
	RMB	RMB	RMB	US$
Fulfillment	1,491	1,922	1,755	290
Marketing	300	332	412	68
Technology and content	1,372	1,015	964	159
General and administrative	8,294	7,918	7,977	1,318